Leases	12 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Leases	Leases The Group leases various offices in locations including, Sydney, Australia; the San Francisco Bay Area, California, New York, New York, Austin, Texas, and Boston, Massachusetts, in the United States; Amsterdam, the Netherlands; Manila, the Philippines; Bengaluru, India; Yokohama, Japan; and Ankara, Turkey under leases expiring within one to nine years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Our lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal year ended June 30, 2020:

	Office Leases
	Right-of-Use Assets	Lease Obligations
	(U.S. $ in thousands)
As of July 1, 2019	$241,421	$285,973
Additions	14,270	13,213
Disposals	(2,388)	(2,388)
Depreciation expense	(35,127)	—
Interest expense	—	7,702
Payments	—	(38,125)
Effect of change in exchange rates	(493)	(1,807)
As of June 30, 2020	$217,683	$264,568

Lease obligations, current		$34,743
Lease obligations, non-current		229,825
Total lease obligations, as of June 30, 2020		$264,568
During the fiscal year ended June 30, 2020, we recognized expense from short-term leases and low value leases of $2.0 million and $0.3 million, respectively. Total cash outflows for leases were $42.5 million, including cash outflows of $30.4 million for the principal portion of the lease obligations, $7.7 million for the interest portion of the lease obligations and $4.4 million for short-term leases and low value leases.
As of June 30, 2020, we have entered into leases with future lease payments of $94.2 million that have not yet commenced and are not yet recorded on our consolidated statements of financial position. These leases will commence between 2020 and 2022 with non-cancelable lease terms of 2 to 12 years.
Supplemental information for comparative periods
As of June 30, 2019, prior to the adoption of IFRS 16, future minimum payments under operating leases having initial or remaining non-cancelable lease terms in excess of one year were as follows:

Operating Leases
(U.S. $ in thousands)
Fiscal Period:
Year ending 2020	$38,790
Years ending 2021 - 2024	148,021
Thereafter	144,037
Total commitments	$330,848
Rent expenses under operating leases were $38.6 million and $23.6 million during the fiscal year ended June 30, 2019 and 2018, respectively.